Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Real estate assets and lease intangibles:
Land	$ 27,407,677	$ 26,816,105
Buildings and improvements	141,652,284	141,809,172
Tenant improvements	14,739,858	12,736,649
Lease intangibles	5,321,296	6,552,142
Real estate assets and lease intangibles held for investment, cost	189,121,115	187,914,068
Accumulated depreciation and amortization	(30,204,185)	(26,310,016)
Real estate assets and lease intangibles held for investment, net	155,088,209	161,604,052
Real estate assets held for sale, net	45,118,411	49,504,013
Real estate assets, net	200,206,620	211,108,065
Cash, cash equivalents and restricted cash	10,391,275	9,776,215
Deferred leasing costs, net	2,053,927	2,096,553
Goodwill	2,423,000	2,423,000
Other assets, net	5,709,586	7,646,207
TOTAL ASSETS	220,784,408	233,050,040
Liabilities:
Mortgage notes payable related to real estate assets held for investment, net	115,540,245	116,478,878
Mortgage notes payable related to real estate assets held for sale, net	26,852,747	33,235,298
Mortgage notes payable, net	142,392,992	149,714,176
Note payable, net	12,238,692
Accounts payable and accrued liabilities	5,673,815	5,751,245
Accrued real estate taxes	2,987,601	3,094,380
Dividends payable		1,075,371
Lease liability, net	560,188
Below-market leases, net	309,932	495,927
Total liabilities	164,163,220	176,908,997
Commitments and contingencies
Stockholders’ Equity:
Additional paid-in capital	152,129,120	151,670,625
Dividends in excess of accumulated losses	(113,037,144)	(111,343,840)
Total stockholders’ equity before noncontrolling interest	39,180,794	40,415,393
Noncontrolling interest	17,440,394	15,725,650
Total equity	56,621,188	56,141,043
TOTAL LIABILITIES AND EQUITY	220,784,408	233,050,040
Redeemable Convertible Preferred Stock Series B [Member]
Liabilities:
Mandatorily redeemable Series B Preferred Stock, net, $0.01 par value, $1,000 liquidating preference; shares authorized: 40,000; zero and 16,900 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively, net		16,777,898
Common Class A [Member]
Stockholders’ Equity:
Common stock Series A, $0.01 par value, shares authorized: 100,000,000; 8,881,842 and 8,860,711 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	$ 88,818	$ 88,608